EARNINGS PER SHARE - Schedule of basic and diluted earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net income attributable to equity holders of the Company, basic	$ 134.6	$ 5.1
Net income attributable to equity holders of the Company, diluted	$ 134.6	$ 5.1
Basic weighted-average number of ordinary shares (in shares)	553,986,158	463,422,683
Diluted weighted-average number of ordinary shares (in shares)	557,567,556	466,345,776
Basic earnings per share (in USD per share)	$ 0.24	$ 0.01
Diluted earnings per share (in USD per share)	$ 0.24	$ 0.01